Consolidated Statements of Loss - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Profit or loss [abstract]
Sales	$ 687,381
Cost of sales	758,749
Gross profit (loss)	(71,368)
Operating expenses
Accretion expense		$ 1,900	$ 5,024
Amortization	17,722
Bad debts	10,020
Consulting and director fees	883,395	537,157	230,416
Finance fee			60,000
Foreign exchange (gain) loss	65,612	(1,749)
Insurance	17,568
Interest expense	133,915	215,704	42,273
Investor relations, filing, and compliance fees	126,344	27,335	10,083
Other general and administrative expenses	34,368	35,939	3,093
Professional fees	570,008	90,980	51,175
Share-based compensation	111,135	576,000
Salaries and benefits	95,121
Travel	12,558	70,945	6,761
Total operating expenses	2,077,766	1,554,211	408,825
Loss before other income (expenses)	(2,149,134)	(1,554,211)	(408,825)
Other income (expenses)
Interest income	53,548	37,579	2,491
Share of loss of equity investment	(119,654)	(25,036)	(59,310)
Write-off of associate	(310,484)
Write-off of investment in films	(12,447)
Write-off of intangible assets	(116,352)
Listing expense	(4,130,557)
Project investigation	(359,590)	(362,655)
Write-off of deposit		(25,000)
Derivative liability - warrants	(1,557,086)
Gain on derivative liability	1,030,328
Gain on debt settlements	172,816	453
Total other income (expenses)	(5,349,478)	(374,659)	(56,819)
Loss before income tax	(7,498,612)	(1,928,870)	(465,644)
Income tax expense	1,621
Loss for the year	(7,500,233)	(1,928,870)	(465,644)
Loss attributable to:
Shareholders of the Company	(7,537,749)	(1,928,870)	(465,644)
Non-controlling interest	37,516
Loss for the year	$ (7,500,233)	$ (1,928,870)	$ (465,644)